Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Document Period End Date	Jul. 31, 2024
C000193049 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Tax-Aware Bond ETF
Class Name	Hartford Schroders Tax-Aware Bond ETF
Trading Symbol	HTAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Tax-Aware Bond ETF	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors, as measured by the Bloomberg US Aggregate Bond Index, generated positive total returns during the trailing twelve-month period ended July 31, 2024. Credit sectors also produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  Yield curve impacts were a notable positive contributor. This reflects the sector allocation as the overweight to tax-exempt general obligations (GO’s) and tax-exempt federal agencies results in favorable curve exposure. Tax-exempt yields are higher over the period however the federal agencies and GO’s generally saw their yields rise less than the benchmark which makes the overweight a positive factor.
  Sector selection was a notable positive contributor due to the overweight exposure to tax-exempt federal agency and tax-exempt corporate supported securities in addition to the out of benchmark allocation to Financials sector. Financials are one of the best investment grade sectors in excess return terms over the period and the Fund exposure had been as high at 4.0% before locking in gains and reducing exposure at the end of the period. The corporate supported segment of the municipal market and federal agency tax-exempt municipals were also material contributors to the positive sector selection as these sectors outperformed the broad municipal bond index and the Fund is overweight.
Top Detractors to Performance
  Security selection detracted due to specific tax-exempt Utilities underperforming the broader index returns. Two securities, New York State Green Transition and Oklahoma State Water Reservoir, were responsible for the bulk of the negative security selection as issuer specific drivers resulted in the underperformance.
  Duration impacts were negative due to the allocation to Treasuries. Treasury yields (as measured by the 10-year) were nearly 100 bps higher at one point over the period before rallying almost all the way back to where they started. Additionally, the top line duration was longer than the index over the period as yields rose. Please note that the Fund is not managed to the duration of the index as part of the opportunistic strategy and the duration of the Fund more a result of the yield environment.
The views expressed reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	Since Inception (April 18, 2018)
Fund	4.36%	1.11%	2.13%
Bloomberg Municipal Bond Index	3.74%	1.18%	2.23%

Performance Inception Date	Apr. 18, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 358,650,293
Holdings Count | Holding	299
Advisory Fees Paid, Amount	$ 890,530
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of July 31, 2024
Fund's net assets	$358,650,293
Total number of portfolio holdings	299
Total investment management fees paid	$890,530
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	82.8%
U.S. Government Securities	9.2%
Corporate Bonds	2.7%
U.S. Government Agencies*	0.4%
Short-Term Investments	4.2%
Other Assets & Liabilities	0.7%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000193047 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Municipal Opportunities ETF
Class Name	Hartford Municipal Opportunities ETF
Trading Symbol	HMOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Municipal Opportunities ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Municipal Opportunities ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  Security selection within investment-grade revenue bonds and high-yield revenue bonds were the primary driver of relative outperformance.
  Within investment grade revenue bonds, security selection within health care; port, airport and marina; education, were the main relative contributors.
Top Detractors to Performance
  The primary detractor from the Fund’s performance was the Fund’s allocation to high yield revenue bonds as the sector underperformed duration equivalent treasuries.
  Underweights to investment-grade GO bonds, both state and local, also detracted from relative performance.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	Since Inception (December 13, 2017)
Fund	5.42%	1.62%	2.45%
Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index^	3.20%	1.18%	1.94%
Bloomberg Municipal Bond Index^	3.74%	1.18%	2.02%
^
The Bloomberg Municipal Bond 1-15 Year Blend (1-17) Index serves as the Fund's performance index and the Bloomberg Municipal Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.

Performance Inception Date	Dec. 13, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 438,744,535
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 1,147,068
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of July 31, 2024
Fund's net assets	$438,744,535
Total number of portfolio holdings (excluding derivatives, if any)	493
Total investment management fees paid	$1,147,068
Portfolio turnover rate	38%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Municipal Bonds
General Revenue	18.9%
Medical	9.9%
Airport	8.5%
Transportation	8.1%
General Obligation	7.6%
School District	7.5%
Power	7.1%
Single Family Housing	5.9%
Higher Education	3.6%
Development	3.4%
Nursing Homes	3.3%
Water	2.9%
Education	2.4%
Utilities	1.0%
Student Loan	0.9%
Tobacco	0.8%
Housing	0.6%
Multifamily Housing	0.6%
Facilities	0.3%
Pollution	0.3%
U.S. Government Agencies*	0.2%
Short-Term Investments	1.8%
Other Assets & Liabilities	4.4%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000230267 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Schroders Commodity Strategy ETF (Consolidated)
Class Name	Hartford Schroders Commodity Strategy ETF (Consolidated)
Trading Symbol	HCOM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Schroders Commodity Strategy ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Schroders Commodity Strategy ETF	$58	0.59%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Commodities, as measured by the Bloomberg Commodity Index Total Return, posted a negative return of -5.17% for the 12 months through to July 31, 2024.
Top Contributors to Performance
  Positive relative performance was mainly sourced from the metals and agriculture sectors.
  The Fund’s overweight positions in gold added the most value.
  The Fund’s underweight positioning in copper, aluminum, nickel and zinc all contributed positively to performance.
  The Fund’s active underweights to soybeans and sugar in the agricultural sector contributed positively to the Fund’s overall performance.
Top Detractors to Performance
  Returns from Energy were negative for the period under review.
  Overweight positions in West Texas Intermediate (WTI) crude oil during parts of the period generated the largest underperformance for the Fund.
  Volatility in the natural gas markets negatively affected returns.
The Fund primarily uses commodity futures, in a long only and unleveraged manner, to gain market exposures to commodities. Therefore, around 95% of the Fund’s exposure was derived from such derivatives over the period, and these positions were the primary contributors to the Fund’s returns for the period ended July 31, 2024.
The views expressed reflect the opinions of the Fund's sub-adviser, Schroder Investment Management North America Inc., as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (September 14, 2021)
Fund	(3.85)%	2.16%
Bloomberg Commodity Index Total Return^	(5.17)%	3.21%
S&P 500 Index^	22.15%	9.54%
^	The Bloomberg Commodity Index Total Return serves as the Fund's performance index and the S&P 500 Index serves as the Fund's regulatory index and provides a broad measure of market performance.

Performance Inception Date	Sep. 14, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 10,317,026
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 76,170
Investment Company Portfolio Turnover	328.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of July 31, 2024
Fund's net assets	$10,317,026
Total number of portfolio holdings	67
Total investment management fees paid	$76,170
Portfolio turnover rate	328%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Materials	5.7%
Short-Term Investments	90.9%
Other Assets & Liabilities	3.4%
Total	100.0%

C000244148 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Quality Value ETF
Class Name	Hartford Quality Value ETF
Trading Symbol	QUVU
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Quality Value ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Quality Value ETF	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) equities, as measured by the Russell 1000 Value Index, rose over the trailing twelve-month period ending July 31, 2024, despite initial challenges from high Treasury yields and interest rate concerns, buoyed by a strong job market, cooling inflation, and optimism in technology stocks, leading to a broad market rally with expectations that the Fed will begin to cut interest rates in September.
Top Contributors to Performance
  Security selection within the Consumer Staples, Information Technology, and Consumer Discretionary sectors contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in American Express (Financials), Micron Technology (Information Technology) and not owning Johnson & Johnson (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Industrials, Materials, and Utilities sectors.
  The largest individual detractors over the period were overweight positions in FMC (Materials), Knight-Swift Transportation (Industrials), and Pfizer (Healthcare).
  Sector allocation, a result of our bottom-up stock selection process, was also a relative detractor during the period due to the ETF’s underweight allocations to Industrials and Financials sector.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	10 Years
Fund[1]	12.23%	9.96%	8.34%
Russell 1000 Value Index^	14.80%	9.92%	8.96%
Russell 1000 Index^	21.50%	14.59%	12.86%
1
Prior to the close of business on October 13, 2023, the Fund operated as an open-end mutual fund (the "Predecessor Fund"). The Fund has the same investment objective, strategies and policies as the Predecessor Fund. The returns prior to the Fund's listing on the exchange include the returns of the Predecessor Fund's share classes and operating expenses as follows: Class F (February 28, 2017 to October 13, 2013); and Class I (August 31, 2006 to February 27, 2017).

^	The Russell 1000 Value Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Oct. 13, 2023
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 177,743,048
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 574,963	[1]
Investment Company Portfolio Turnover	51.00%	[1]
Additional Fund Statistics [Text Block]
Key Fund Statistics as of July 31, 2024
Fund's net assets	$177,743,048
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid^	$574,963
Portfolio turnover rate^	51%
^	Reflects for the period 11/01/2023 through 07/31/2024.

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Financials	20.4%
Health Care	15.6%
Information Technology	10.7%
Consumer Staples	9.9%
Industrials	8.8%
Energy	8.4%
Utilities	6.4%
Communication Services	6.2%
Materials	4.3%
Real Estate	4.2%
Consumer Discretionary	3.9%
Other Assets & Liabilities	1.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective as of October 13, 2023, the Fund was converted from a mutual fund to an exchange-traded fund (“ETF”). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. This is a summary of certain changes to the Fund since August 1, 2023.
For more complete information, you may review the Fund's summary prospectus and prospectus dated February 2, 2024 and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Risks Change [Text Block]
Effective as of October 13, 2023, the Fund was converted from a mutual fund to an exchange-traded fund (“ETF”). As a result of this change, certain risks associated with the ETF structure were added to the Fund's principal risks. This is a summary of certain changes to the Fund since August 1, 2023.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000217911 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Bond ETF
Class Name	Hartford Core Bond ETF
Trading Symbol	HCRB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Bond ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Core Bond ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index. Credit sectors produced positive excess returns over duration-equivalent government bonds as spreads compressed, with higher-yielding sectors generally performing best, benefiting from their coupon advantage.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) was the top positive contributor to relative performance, supported by structural supply shortages although the pace of home prices appreciation continues to moderate. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (collateralized loan obligations (CLOs)s), and Asset-Backed Securities (ABS) contributed positively to relative performance. An overweight to agency MBS pass-throughs also had a positive impact.
  The Fund held tactical interest rate positions during the period, including interest rate futures and interest rate swaps; overall duration and yield curve positioning contributed positively to relative results. Credit Default Swaps (CDX) were used to manage credit exposure and overall portfolio risk. Investment grade CDX positions helped results.
Top Detractors to Performance
  The Fund’s developed governments bond positioning detracted modestly from results overall.
  Within Investment Grade credit, overall positioning to Industrials detracted from relative performance.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (February 19, 2020)
Fund	6.22%	(0.43)%
Bloomberg US Aggregate Bond Index	5.10%	(0.73)%

Performance Inception Date	Feb. 19, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 268,771,966
Holdings Count | Holding	840
Advisory Fees Paid, Amount	$ 742,847
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of July 31, 2024
Fund's net assets	$268,771,966
Total number of portfolio holdings	840
Total investment management fees paid	$742,847
Portfolio turnover rate	43%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	32.5%
U.S. Government Securities	31.1%
Corporate Bonds	27.4%
Asset & Commercial Mortgage-Backed Securities	21.1%
Foreign Government Obligations	1.4%
Municipal Bonds	0.6%
Short-Term Investments	0.6%
Other Assets & Liabilities	(14.7)%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000230731 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Large Cap Growth ETF
Class Name	Hartford Large Cap Growth ETF
Trading Symbol	HFGO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Large Cap Growth ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Large Cap Growth ETF	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
US equities, as measured by the Russell 1000 Growth Index, posted positive results from August 1, 2023 through July 31, 2024.
Top Contributors to Performance
  Sector allocation, a residual of the Fund’s bottom-up stock selection process, contributed positively to Fund performance. Allocation effect was driven by the Fund’s underweights to Consumer Staples and Consumer Discretionary and overweight to Communication Services. This was modestly offset by an adverse overweight to Health Care.
  The largest individual relative contributors during the period included an underweight position in Apple (Information Technology), an overweight position in NVIDIA (Information Technology), and an out-of-benchmark position in ARM Holdings (Information Technology).
Top Detractors to Performance
  Stock selection detracted from relative returns, primarily driven by weak selection in Health Care. This was partially offset by positive selection in Information Technology and Consumer Discretionary.
  The largest individual relative detractors during the period included overweight positions in Exact Sciences (Healthcare), Align Technology (Healthcare), and Paycom Software (Industrials).
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (November 09, 2021)
Fund	27.70%	0.86%
Russell 1000 Growth Index^	26.94%	6.98%
Russell 1000 Index^	21.50%	6.67%
^	The Russell 1000 Growth Index serves as the Fund's performance index and the Russell 1000 Index serves as the Fund's regulatory index and provides a broad measure of market performance.

Performance Inception Date	Nov. 09, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Jul. 01, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 124,880,072
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 632,645
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of July 31, 2024
Fund's net assets	$124,880,072
Total number of portfolio holdings (excluding derivatives, if any)	49
Total investment management fees paid	$632,645
Portfolio turnover rate	97%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	46.4%
Communication Services	19.2%
Consumer Discretionary	13.8%
Health Care	9.8%
Industrials	4.3%
Financials	3.4%
Consumer Staples	0.9%
Energy	0.9%
Real Estate	0.7%
Short-Term Investments	1.0%
Other Assets & Liabilities	(0.4)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective as of July 1, 2024, the structure of the Fund changed from a “semi-transparent” ETF, which does not publicly disclose all its portfolio holdings on a daily basis, to a “transparent” ETF, which discloses all its portfolio holdings daily and operates in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. As a result, certain changes were made to the Fund's principal risks to reflect the change in structure. In addition, effective as of November 28, 2023, the Fund investment company classification was changed from diversified to non-diversified pursuant to shareholder approval at a meeting held on November 2, 2023 and “Non-Diversification Risk” was added to the Fund's principal risks. This is a summary of certain changes to the Fund since August 1, 2023.
For more complete information, you may review the Fund's prospectus supplements dated May 15, 2024 and November 3, 2023, respectively and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Risks Change [Text Block]	As a result, certain changes were made to the Fund's principal risks to reflect the change in structure. In addition, effective as of November 28, 2023, the Fund investment company classification was changed from diversified to non-diversified pursuant to shareholder approval at a meeting held on November 2, 2023 and “Non-Diversification Risk” was added to the Fund's principal risks. This is a summary of certain changes to the Fund since August 1, 2023.
Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf
C000189003 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Total Return Bond ETF
Class Name	Hartford Total Return Bond ETF
Trading Symbol	HTRB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Total Return Bond ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Total Return Bond ETF	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index.
Top Contributors to Performance
  The Fund’s allocation to structured finance sectors had a positive impact on results. The Fund’s allocation to Non-Agency Residential Mortgage-Backed Securities (RMBS) benefited relative performance, supported by structural supply shortages although the pace of home prices appreciation continues to moderate. Exposure to other securitized sectors including Commercial Mortgage-Backed Securities (CMBS), Collateralized Loan Obligations (collateralized loan obligations (CLOs)s), and Asset-Backed Securities (ABS) contributed positively to relative performance. An overweight to agency MBS pass-throughs also had a positive impact.
  Out-of-benchmark exposure to High Yield aided results over the period, particularly Industrials. The Fund’s allocation to Emerging Market (EM) sovereign and corporate debt benefited relative performance.
Top Detractors to Performance
  The Fund’s developed governments bond positioning detracted modestly from relative results overall.
  Positioning within Financials detracted modestly from relative performance.
The Fund held tactical interest rate positions during the period, including interest rate futures and swaps; overall duration and yield curve positioning contributed positively to relative results. During the period, the Fund used currency forwards and options to implement non-US rate and currency positions which had a negligible impact on performance, in aggregate. Credit default swaps were used to manage credit exposure, and overall portfolio risk. EM Credit Default Swap (CDX) positions had a modest positive impact on performance during the period, and high yield CDX also contributed positively to results.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	5 Years	Since Inception (September 27, 2017)
Fund	6.86%	0.88%	1.69%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.11%

Performance Inception Date	Sep. 27, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,685,250,728
Holdings Count | Holding	1,508
Advisory Fees Paid, Amount	$ 4,084,394
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of July 31, 2024
Fund's net assets	$1,685,250,728
Total number of portfolio holdings	1,508
Total investment management fees paid	$4,084,394
Portfolio turnover rate	45%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
U.S. Government Agencies*	39.5%
U.S. Government Securities	27.2%
Corporate Bonds	26.1%
Asset & Commercial Mortgage-Backed Securities	18.9%
Foreign Government Obligations	2.6%
Municipal Bonds	0.6%
Short-Term Investments	0.3%
Other Assets & Liabilities	(15.2)%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.

C000200624 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Class Name	Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Trading Symbol	HSRT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford AAA CLO ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford AAA CLO ETF	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
The Fund transitioned from the Hartford Short Duration ETF to a AAA collateralized loan obligations (CLOs) ETF during the twelve-month period. The commentary covers the period since inception of the new AAA CLO strategy: February 12, 2024 through July 31, 2024.
United States (US) fixed income markets eked out positive total returns during the five-month period ending July 31, 2024, as measured by the Bloomberg US Aggregate Bond Index; benefiting from both coupon income in addition to volatile but lower US Treasury yields and tighter credit spreads.
Top Contributors to Performance
  The Fund's credit quality positioning was the primarily contributor to performance during the period.  The Fund has flexibility to invest up to 20% in AA or A-rated CLOs to enhance income and total return potential. The Fund averaged an allocation of ~12% outside of AAA-rated CLOs during the period which provided the Fund with additional yield and return.
Top Detractors to Performance
  The Fund’s somewhat lower allocation to AAA-rated CLOs resulted in a lower contribution to returns from that class of CLOs, which detracted modestly relative to the benchmark.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024*	1 Year	5 Years	Since Inception (May 30, 2018)
Fund	7.90%	2.53%	2.94%
JP Morgan CLOIE AAA Index**,^	7.74%	3.84%	3.73%
Bloomberg 1-3 Year US Government/Credit Index**	5.67%	1.50%	1.87%
Bloomberg US Aggregate Bond Index^	5.10%	0.19%	1.42%
*	As of February 12, 2024, the Fund changed its investment objective, principal investment strategy and management fee rate, and information after that date reflects those changes.
**
Effective February 12, 2024, the Fund changed its benchmark to the JP Morgan CLOIE AAA Index. Prior to February 12, 2024, the Fund’s benchmark was Bloomberg 1-3 Year US Government/Credit Index. The Fund changed its benchmark because the investment manager believes that the new benchmark better reflects the Fund’s revised objective and investment strategy.

^	The JP Morgan CLOIE AAA Index is the Fund's performance index and the Bloomberg US Aggregate Bond Index serves as the Fund's regulatory index and provides a broad measure of market performance.

Performance Inception Date	May 30, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Feb. 12, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 83,799,327
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 234,491
Investment Company Portfolio Turnover	171.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of July 31, 2024
Fund's net assets	$83,799,327
Total number of portfolio holdings (excluding derivatives, if any)	84
Total investment management fees paid	$234,491
Portfolio turnover rate	171%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Asset & Commercial Mortgage-Backed Securities	100.9%
Short-Term Investments	0.8%
Other Assets & Liabilities	(1.7)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
Effective as of February 12, 2024, the Fund's name, investment objective, principal investment strategy, portfolio management team, performance benchmark and management fee rate changed. As a result of these changes, certain principal risks of the Fund also changed. This is a summary of certain changes to the Fund since August 1, 2023.
For more complete information, you may review the Fund's prospectus supplement dated February 12, 2024 and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports‑etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑etf
C000230284 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Sustainable Income ETF
Class Name	Hartford Sustainable Income ETF
Trading Symbol	HSUN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Sustainable Income ETF (the "Fund") for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund to be made as of September 30, 2024.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Sustainable Income ETF	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (US) fixed income sectors generated positive total returns during the trailing twelve-month period ended July 31, 2024 as measured by the Bloomberg US Aggregate Bond Index.
Top Contributors to Performance
  An out-of-benchmark allocation to High Yield was the top positive relative contributor to performance, led by Industrials and Financials, and an allocation to Bank Loans industrial issuers also aided relative results.
  The Fund’s exposure to Emerging Market (EM) debt, both EM Corporate and to a lesser extent EM Select Sovereign Debt, contributed positively to relative performance amid spread tightening exhibited across positions held within these sectors.
  The Fund’s allocation to securitized sectors benefited relative performance. Consumer fundamentals remain supportive overall although deteriorating for the lower income cohort. Outperformance was led by positive results from an allocation to Non-Agency Mortgage-Backed Securities (NA RMBS) supported by structural supply shortages although the pace of home prices appreciation continues to moderate, and an allocation to Collateralized Loan Obligations (collateralized loan obligations (CLOs)s) benefiting from market risk-on tone. An underweight to agency MBS and Commercial Mortgage-Backed Securities (CMBS) also benefited results.
  The Fund implemented tactical interest rate positions during the period, which contributed positively to relative results as rates moved lower.
Top Detractors to Performance
  An allocation to Convertible Bonds had a negative impact on results.
  The Fund’s underweight positioning within Investment Grade Credit also negatively affected relative performance.
  The Fund’s developed governments bond positioning detracted modestly from results overall.
  During the period, the Fund used futures and currency forwards to implement non-US rate and currency positions which overall detracted relative performance. The Fund also made use of interest rate swaps to manage interest rate risk and duration of the portfolio, this position had a negative impact on results.
The Fund implemented tactical interest rate positions during the period, which contributed positively to relative results as rates moved lower. During the period, the Fund used futures and currency forwards to implement non-US rate and currency positions which overall detracted from results. The Fund also made use of interest rate swaps to manage interest rate risk and duration of the portfolio, this position had a negative impact on results. Credit swaps (CDX and iTRAXX) were used to manage credit exposure, and overall portfolio risk. EM Credit Default Swap (CDX) positions had a modest positive impact on performance during the period, while high yield (HY) CDX in particular, and iTRAXX to a lesser extent, contributed notably to results.
The views expressed reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on what we consider to be changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Comparison of Change in Value of $10,000 Investment The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative index.
Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended July 31, 2024	1 Year	Since Inception (September 21, 2021)
Fund	10.43%	(0.14)%
Bloomberg US Aggregate Bond Index	5.10%	(2.76)%

Performance Inception Date	Sep. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 56,760,952
Holdings Count | Holding	408
Advisory Fees Paid, Amount	$ 305,257
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of July 31, 2024
Fund's net assets	$56,760,952
Total number of portfolio holdings	408
Total investment management fees paid	$305,257
Portfolio turnover rate	56%

Holdings [Text Block]
Graphical Representation of Holdings as of July 31, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	40.6%
U.S. Government Securities	19.6%
Senior Floating Rate Interests	11.1%
Asset & Commercial Mortgage-Backed Securities	10.6%
U.S. Government Agencies*	9.2%
Convertible Bonds	6.3%
Foreign Government Obligations	6.1%
Preferred Stocks	0.2%
Common Stocks	0.0%^
Warrants	0.0%^
Short-Term Investments	0.4%
Other Assets & Liabilities	(4.1)%
Total	100.0%
*	All, or a portion of the securities categorized as US Government Agencies, were agency mortgage-backed securities.
^	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of September 30, 2024, the Fund's name, investment objective, principal investment strategy, and contractual management fee rate will be changed. As a result of the changes to the principal investment strategy, certain of the Fund's principal risks will also change and the Fund's non-fundamental policy to invest at least 80% of its assets in securities of issuers that the sub-adviser determined fit into its sustainability framework will be removed. This is a summary of planned changes to the Fund.
For more complete information, you may review the Fund's prospectus supplement dated June 20, 2024 and the Fund's next prospectus, which we expect to be available by November 27, 2024 at hartfordfunds.com/reports-etf or upon request by calling 1-800-456-7526 or sending an e-mail to orders@mysummaryprospectus.com.

Material Fund Change Strategies [Text Block]	As a result of the changes to the principal investment strategy, certain of the Fund's principal risks will also change and the Fund's non-fundamental policy to invest at least 80% of its assets in securities of issuers that the sub-adviser determined fit into its sustainability framework will be removed. This is a summary of planned changes to the Fund.
Updated Prospectus Phone Number	1-800-456-7526
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports-etf

[1]	Reflects for the period 11/01/2023 through 07/31/2024.